Invesco PowerShares 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

July 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

CIK No. 0001378872

Ladies and Gentlemen:

On behalf of Invesco PowerShares Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 27, 2015, relating to the following portfolios of the Trust; PowerShares DWA Developed Markets Momentum Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio and PowerShares DWA SmallCap Momentum Portfolio as supplemented June 26, 2015, and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for PowerShares DWA Developed Markets Momentum Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio and PowerShares DWA SmallCap Momentum Portfolio.

Very truly yours,

PowerShares Exchange-Traded Fund Trust II

/s/ Anna Paglia

Anna Paglia

Head of Legal

PowerShares Capital Management LLC